Leases - Schedule of Provision for Restoration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Restoration [Abstract]
Restoration provision Beginning Balance	$ 1,361	$ 1,363	$ 1,343
Change in provision	778
Unwind of discount	5
Exchange adjustments	80	(2)	20
Restoration provision Ending Balance	$ 2,224	$ 1,361	$ 1,363